Exhibit 99.1

CHASE ISSUANCE TRUST

Form of Monthly Information Officer’s Certificate

Monthly Period: May 2010

The undersigned, a duly authorized representative of Chase Bank USA, National Association (the “Bank”), as Servicer pursuant to the Third Amended and Restated Transfer and Servicing Agreement, dated as of December 19, 2007 (as amended, supplemented or otherwise modified, the “Transfer and Servicing Agreement”), among the Bank, as Transferor, Servicer and Administrator, Chase Issuance Trust, as Issuing Entity, and Wells Fargo Bank, National Association, as Indenture Trustee and Collateral Agent, does hereby certify as follows:

Item 1121(a)(1):

(a)	Record Date: May 31, 2010

(b)	Interest Period: May 17, 2010 through June 14, 2010

(1)	Interest Period for New Issuances:

B2010-1: May 26, 2010 through June 14, 2010

B2010-2: May 26, 2010 through June 14, 2010

B2010-3: May 26, 2010 through June 14, 2010

C2010-1: May 26, 2010 through June 14, 2010

C2010-2: May 26, 2010 through June 14, 2010

C2010-3: May 26, 2010 through June 14, 2010

(c)	Determination Date: June 11, 2010

(d)	Distribution Date: June 15, 2010

CHASE BANK USA, NATIONAL ASSOCIATION, as Servicer

By:	/s/ Patricia Garvey
	Name:	Patricia Garvey
	Title:	Vice President